Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Income and Comprehensive Income
Net (loss) earnings	$ (56,675)	$ 16,229
Items that will not be reclassified to the consolidated statement of income (loss)
Changes in fair value of financial assets at fair value through comprehensive income	7,303	40,993
Income tax effect	(471)	(9,319)
Share of other comprehensive (loss) income of associates	(1,665)	1,506
Items that may be reclassified to the consolidated statement of income (loss)
Currency translation adjustments	(2,990)	(4,555)
Other comprehensive income	2,177	28,625
Comprehensive (loss) income	(54,498)	44,854
Comprehensive (loss) income attributable to:
Osisko Gold Royalties Ltd's shareholders	(17,889)	45,501
Non-controlling interests	$ (36,609)	$ (647)